Deferred Income Tax and Income Tax Expense - Summary of Analysis of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	₩ 423,728	₩ 433,698
Deferred income tax liabilities	(643,958)	(429,331)
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	2,152,442	2,036,193
Deferred income tax liabilities	(2,372,672)	(2,031,826)
Gross carrying amount [member] | Less than 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	398,329	404,434
Deferred income tax liabilities	(642,954)	(637,317)
Gross carrying amount [member] | Over 12 months [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	1,754,113	1,631,759
Deferred income tax liabilities	₩ (1,729,718)	₩ (1,394,509)